Due to Related Parties (Tables)	6 Months Ended
Sep. 30, 2012
Due To Related Parties [Abstract]
Schedule of related party disclosure

Related Party Disclosure
Name and Principal Position	Period (i)	Remuneration or fees(ii)	Due to Related Parties(iii)
Sichel Limited, a corporation who became a shareholder of the Company.	20122011	$71,333-	$854,254127,968

(i)	For the six months ended 30 September 2012 and 2011

(ii)	Amounts disclosed were paid or accrued to the related party

(iii)	The loan is unsecured, non-interest bearing, and is due on demand.